Significant accounting judgments and estimates	12 Months Ended
Mar. 31, 2021
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Significant accounting judgments and estimates
4. Significant accounting judgments and estimates
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that affect the application of accounting policies, the reported amounts of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates. These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates were revised and in any future periods affected.
Information about important estimation and judgments that have significant effects on the amounts recognized in the consolidated financial statements is as follows:
Scope of subsidiaries, associates, and joint ventures (Note 3 “Basis of consolidation”)
Intangible assets incurred by research and development (Note 3 “Intangible assets”)
Information about accounting estimates and assumption that affect the application of accounting policies and the reported amounts of assets and liabilities, and financial statements based on IFRS is as follows:
Liabilities for quality assurance (Note 3 “Liabilities for quality assurance” and Note 25)
Allowance for credit losses on finance receivables (Note 3 “Allowance for credit losses on finance receivables” and Note 20 (2))
Impairment of
non-financial
assets (Note 3 “Impairment of non-financial assets” and Note 13)
Employee benefit obligations (Note 3 “Employee benefit obligations” and Note 24)

Fair value measurements (Note 22)
Recoverability of deferred tax assets (Note 3 “Income taxes” and Note 16)